Leases	9 Months Ended
Sep. 27, 2019
Leases [Abstract]
Leases	LEASES
The Company has operating leases for office space, warehouses, distribution centers, research and development facilities, manufacturing locations and certain equipment, primarily automobiles. Many leases include one or more options to renew, some of which include options to extend the lease for up to 20 years and some leases include options to terminate the lease within 30 days. In certain of the Company’s lease agreements, the rental payments are adjusted periodically to reflect actual charges incurred for common area maintenance, utilities, inflation and/or changes in other indexes.
The components of operating lease expense were as follows ($ in millions):

Nine-Month Period Ended
September 27, 2019
Fixed operating lease expense (a)	$29.7
Variable operating lease expense	4.4
Total operating lease expense	$34.1
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(a)	Includes short-term leases and sublease income, both of which were not significant.
Supplemental cash flow information related to the Company’s operating leases for the nine-month period ended September 27, 2019 was as follows ($ in millions):

Cash paid for amounts included in the measurement of operating lease liabilities	$28.7
ROU assets obtained in exchange for operating lease obligations	41.3

The following table presents the lease balances within the Consolidated Condensed Balance Sheet, weighted average remaining lease term and weighted average discount rates related to the Company’s operating leases as of September 27, 2019 ($ in millions):

Lease Assets and Liabilities	Classification
Assets:
Operating lease ROU assets	Other long-term assets	$201.8

Liabilities:
Current:
Operating lease liabilities	Accrued expenses and other liabilities	$27.1
Long-term:
Operating lease liabilities	Other long-term liabilities	186.7
Total operating lease liabilities		$213.8

Weighted average remaining lease term		11 years
Weighted average discount rate		3.1%

The following table presents the maturity of the Company’s operating lease liabilities as of September 27, 2019 ($ in millions):

Remainder of 2019	$8.4
2020	31.6
2021	26.3
2022	24.0
2023	22.6
Thereafter	145.2
Total operating lease payments	258.1
Less: imputed interest	44.3
Total operating lease liabilities	$213.8

As of September 27, 2019, the Company had no additional significant operating or finance leases that had not yet commenced.